Shareholders Equity (Details 1)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Volatility
Warrants and Rights Outstanding, Measurement Input	72.57%
Risk-free interest rate
Warrants and Rights Outstanding, Measurement Input	2.94%
Term (in years)
Warrants and Rights Outstanding, Term	4 years
Warrant [Member] | Volatility
Warrants and Rights Outstanding, Measurement Input	137.00%
Warrant [Member] | Dividend yield
Warrants and Rights Outstanding, Measurement Input	0
Minimum | Warrant [Member] | Exercise price
Warrants and Rights Outstanding, Measurement Input	5	5.50	50
Minimum | Warrant [Member] | Stock price
Warrants and Rights Outstanding, Measurement Input	3.25	5.25	17.00
Minimum | Warrant [Member] | Volatility
Warrants and Rights Outstanding, Measurement Input		108.36%	99.55%
Minimum | Warrant [Member] | Risk-free interest rate
Warrants and Rights Outstanding, Measurement Input	0.09%	0.06%	0.16%
Minimum | Warrant [Member] | Term (in years)
Warrants and Rights Outstanding, Term	1 month 6 days	1 year 7 months 2 days	2 years 3 months 21 days
Maximum | Warrant [Member] | Exercise price
Warrants and Rights Outstanding, Measurement Input	5.5	7.50	179.58
Maximum | Warrant [Member] | Stock price
Warrants and Rights Outstanding, Measurement Input	9.75	27.00	18.00
Maximum | Warrant [Member] | Volatility
Warrants and Rights Outstanding, Measurement Input		146.04%	113.25%
Maximum | Warrant [Member] | Risk-free interest rate
Warrants and Rights Outstanding, Measurement Input	0.69%	0.14%	0.58%
Maximum | Warrant [Member] | Term (in years)
Warrants and Rights Outstanding, Term	1 year 1 month 6 days	1 year 1 month 20 days	2 years 7 months 20 days